Property, Plant and Equipment (Impairment Test of Property, Plant and Equipment) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) $ / bbl	Dec. 31, 2018 CAD ($) $ / bbl	Dec. 31, 2019 $ / bbl	Dec. 31, 2019 $ / MMbtu	Dec. 31, 2019 CAD ($)	Dec. 31, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2019 $ / $	Dec. 31, 2018 $ / bbl	Dec. 31, 2018 $ / MMbtu	Dec. 31, 2018	Dec. 31, 2018 $ / $
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark commodity price, assumed annual increase, percent						2.00%					2.00%
Forecast benchmark, commodity price, assumed exchanged rate						78.50%					80.80%
2019 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices		77.38							58.58
Closing foreign exchange rate | $ / $												0.757
2019 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | $ / MMbtu										1.88
2020 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	80.26	82.61	61.00						64.60
Closing foreign exchange rate | $ / $								0.760				0.782
2020 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | $ / MMbtu				2.04						2.31
2021 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	82.79	85.57	63.75						68.20
Closing foreign exchange rate | $ / $								0.770				0.797
2021 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | $ / MMbtu				2.32						2.74
2022 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	84.31	88.42	66.18						71.00
Closing foreign exchange rate | $ / $								0.785				0.803
2022 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | $ / MMbtu				2.62						3.05
2023 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	86.51	90.22	67.91						72.81
Closing foreign exchange rate | $ / $								0.785				0.807
2023 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | $ / MMbtu				2.71						3.21
2024 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	88.51	92.31	69.48						74.59
Closing foreign exchange rate | $ / $								0.785				0.808
2024 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | $ / MMbtu				2.81						3.31
2025 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	90.54	94.58	71.07						76.42
Closing foreign exchange rate | $ / $								0.785				0.808
2025 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | $ / MMbtu				2.89						3.39
2026 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	92.59	97.03	72.68						78.40
Closing foreign exchange rate | $ / $								0.785				0.808
2026 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | $ / MMbtu				2.96						3.46
2027 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	94.57	98.99	74.24						79.98
Closing foreign exchange rate | $ / $								0.785				0.808
2027 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | $ / MMbtu				3.03						3.54
2028 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	96.47	100.98	75.73						81.59
Closing foreign exchange rate | $ / $								0.785				0.808
2028 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | $ / MMbtu				3.09						3.62
2029 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	98.39	103.00	77.24						83.22
Closing foreign exchange rate | $ / $								0.785				0.808
2029 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | $ / MMbtu				3.16						3.70
2030 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	100.37		78.79
Closing foreign exchange rate | $ / $								0.785
2030 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | $ / MMbtu				3.24
Development And Production Assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment | $	$ 1,466.4	$ 3,704.8
Canada
Disclosure of detailed information about property, plant and equipment [line items]
After tax impairment losses that can be reversed in future periods | $					$ 3,660.0
U.S.
Disclosure of detailed information about property, plant and equipment [line items]
After tax impairment losses that can be reversed in future periods | $							$ 52.8